Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Gross amount of other items offset in the balance sheet	€ 1,024	€ 1,188	€ 1,194
Assets subject to netting and collateral arrangements on balance sheet	141,529	106,430	130,653
Liabilities subject to netting and collateral arrangements on balance sheet	€ 157,572	€ 104,130	€ 122,416